Risk and Capital Management	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Risk and Capital Management a) Corporate Governance
Note 32 – Risk and Capital Management

a) Corporate Governance

ITAÚ UNIBANCO HOLDING invests in robust risk management processes and capital management that are the basis for its strategic decisions to ensure business sustainability and maximize shareholder value creation.

These processes are aligned with the guidelines of the Board of Directors and Executive which, through collegiate bodies, define the global objectives expressed as targets and limits for the business units that manage risk. Control and capital management units, in turn, support ITAÚ UNIBANCO HOLDING’s management by monitoring and analyzing risk and capital.

The Board of Directors is the main body responsible for establishing guidelines, policies and approval levels for risk and capital management. The Capital and Risk Management Committee (CGRC), in turn, is responsible for supporting the Board of Directors in managing capital and risk. At the executive level, collegiate bodies, presided over by the Chief Executive Officer (CEO) of ITAÚ UNIBANCO HOLDING, are responsible for capital and risk management, and their decisions are monitored by the CGRC.

Additionally, ITAÚ UNIBANCO HOLDING has collegiate bodies with capital and risk management responsibilities delegated to them, chaired by the Executive Vice-President of the Risk and Finance Department (ARF). To support this structure, ARF has departments to ensure, on an independent and centralized basis, that the institution’s risks and capital are managed in compliance with defined policies and procedures.

b) Risk Management

Risk Appetite

The risk appetite of ITAÚ UNIBANCO HOLDING is based on the Board of Director’s statement:

“We are a universal bank, operating mainly in Latin America. Supported by our risk culture, we insist on with strict ethical standards and regulatory compliance, seeking high and increasing returns, with low volatility, through lasting relationships with our customers, accurate risk pricing, widespread funding and proper use of capital.”

Based on this statement, five dimensions have been defined, each dimension consists of a set of metrics associated with the main risks involved, combining supplementary measurement methods, to give a comprehensive vision of our exposure.

The Board of Directors is responsible for approving guidelines and limits for risk appetite, with the support of CGRC and the CRO (Chief Risk Officer).

The limits for risk appetite are monitored regularly and reported to risk committees and to the Board of Directors, which will oversee the preventive measures to be taken to ensure that exposure is aligned with the strategies of ITAÚ UNIBANCO HOLDING.

The five dimensions of risk appetite are:

•
Capitalization:
establishes that ITAÚ UNIBANCO HOLDING must have capital sufficient to face any serious recession period or a stress event without the need to adjust its capital structure under unfavorable circumstances. It is monitored by tracking ITAÚ UNIBANCO HOLDING’s capital ratios, both in normal and stress scenarios, and of the ratings of the institution’s debt issues.

•	Liquidity: establishes that the liquidity of ITAÚ UNIBANCO HOLDING must withstand long periods of stress. It is monitored tracking liquidity indicators.

•
Composition of results:
defines that business will be focused primarily on Latin America, where ITAÚ UNIBANCO HOLDING has a diversified base of customers and products, with low appetite for income volatility or for high risk. This dimension comprises aspects related to business, profitability, market risk and credit risk. By adopting exposure concentration limits, such as industry sectors, counterparty quality, countries and geographical regions and risk factors, these monitored metrics are intended to ensure well-adjusted portfolios, low income volatility and business sustainability.

•
Operational risk:
focuses on the control of operating risk events that may adversely impact business and operating strategy, and involves monitoring the main operational risk events and losses incurred.

•
Reputation:
addresses risks that may impact the institution’s brand value and reputation with customers, employees, regulatory bodies, investors and the general public. The risk monitoring in this dimension is carried out by tracking customer satisfaction or dissatisfaction and media exposure, in addition to monitoring the institution’s conduct.

Risk appetite, risk management and guidelines for employees of ITAÚ UNIBANCO HOLDING for routine decision-making purposes are based on:

•
Sustainability and customer satisfaction:
ITAÚ UNIBANCO HOLDING vision is to be the leading bank in sustainable performance and customer satisfaction and, accordingly, we are committed to creating shared value for staff, customers, stockholders and society, ensuring the continuity of the business. ITAÚ UNIBANCO HOLDING is committed to doing business that is good both for the customer and the institution itself;

•
Risk culture:
ITAÚ UNIBANCO HOLDING’s risk culture goes beyond policies, procedures or processes, reinforcing the individual and collective responsibility of all employees so that they will do the right thing at the right time and in the proper manner, respecting the ethical way of doing business;

•
Risk pricing:
ITAÚ UNIBANCO HOLDING’s operates and assumes risks in business that it knows and understands, avoids the ones that are unknown or that do not provide competitive advantages, and carefully assesses risk-return ratios;

•
Diversification:
ITAÚ UNIBANCO HOLDING has little appetite for volatility in earnings, and it therefore operates with a diverse base of customers, products and business, seeking to diversify risks and giving priority to lower risk business;

•	Operational excellence: It is the wish of ITAÚ UNIBANCO HOLDING to be an agile bank, with a robust and stable infrastructure enabling us to offer top quality services;

•
Ethics and respect for regulations:
for ITAÚ UNIBANCO HOLDING, ethics is non-negotiable, and it therefore promotes an institutional environment of integrity, encouraging staff to cultivate ethics in relationships and business and to respect the rules, thus caring for the institution’s reputation.

ITAÚ UNIBANCO HOLDING has various ways of disseminating risk culture, based on four principles: conscious risk-taking, discussion of the risks the institution faces, the corresponding action taken, and the responsibility of everyone for managing risk.

These principles serve as a basis for ITAÚ UNIBANCO HOLDING guidelines, helping employees to conscientiously understand, identify, measure, manage and mitigate risks.

1. Credit risk

The possibility of losses arising from failure by a borrower, issuer or counterparty to meet their financial obligations, the impairment of a loan due to downgrading of the risk rating of the borrower, the issuer or the counterparty, a decrease in earnings or remuneration, advantages conceded on renegotiation or the costs of recovery.

There is a credit risk control and management structure, centralized and independent from the business units, that provides for operating limits and risk mitigation mechanisms, and also establishes processes and tools to measure, monitor and control the credit risk inherent in all products, portfolio concentrations and impacts of potential changes in the economic environment.

The credit policy of ITAÚ UNIBANCO HOLDING is based on internal criteria such as: classification of customers, portfolio performance and changes, default levels, rate of return and economic capital allocated, and external factors such as interest rates, market default indicators, inflation, changes in consumption, and so on.

For personal customers and small and middle-market companies, credit rating is based on statistical application models (at the early stages of the relationship with a customer) and behavior score (used for customers with which ITAÚ UNIBANCO HOLDING already has a relationship).

For large companies, the rating is based on information such as economic and financial condition of the counterparty, their cash-generating capability, the economic group to which they belong, and the current and prospective situation of the economic sector in which they operate. Credit proposals are analyzed on a case by case basis, through an approval-level mechanism.

ITAÚ UNIBANCO HOLDING strictly controls the credit exposure of customers and counterparties, taking action to address situations in which the current exposure exceeds what is desirable. For this purpose, measures provided for in loan agreements are available, such as accelerated maturity or a requirement for additional collateral.

1.1 Collateral and policies for mitigating credit risk

ITAÚ UNIBANCO HOLDING uses guarantees to increase its capacity for recovery in operations exposed to credit risk. The guarantees may be personal, secured, legal structures with mitigating power and offset agreements.

For collateral to be considered instruments that mitigate credit risk, they must comply with the requirements and standards that regulate them, both internal and external ones, and they must be legally valid (effective), enforceable, and assessed on a regular basis.

ITAÚ UNIBANCO HOLDING also uses credit derivatives, to mitigate credit risk of its portfolios of loans and securities. These instruments are priced based on models that use the fair value of market inputs, such as credit spreads, recovery rates, correlations and interest rates.

1.2 Policy for Provisioning and Economic Scenarios

Both the credit risk and the finance areas are responsible for defining the methods used to measure expected loan losses and for periodically assessing changes in the provision amounts.

These areas monitor the trends observed in provisions for expected credit losses by segment, in addition to establishing an initial understanding of the variables that may trigger changes in the allowance for loan losses, the probability of default (PD) or the loss given default (LGD).

Once the trends have been identified and an initial assessment of the variables has been made at the corporate level, the business areas are responsible for further analyzing these trends in more detail and for each segment, in order to understand the underlying reasons for the trends and to decide whether changes are required in credit policies.

Provisions for expected losses take into account the expected risk linked to contracts with similar characteristics and in anticipation of signs of deterioration, over a loss horizon suitable for the remaining period of the contract to maturity. For contracts of products with no determined termination date, average results of deterioration and default are used to determine the loss horizon.

Additionally, information on economic scenarios and public data with internal projections are used to determine and adjust the expected credit loss in line with expected macroeconomic realities.

Sensitivity analysis

ITAÚ UNIBANCO HOLDING prepares studies on the impact of estimates in the calculation of expected credit loss. The expected loss models use three different scenarios: Optimistic, Base and Pessimistic.In Brazil, where operations are substantially carried out, these scenarios are combined by weighting their probabilities: 15%, 40% and 45% (2019 – 10%, 75% and 15%), respectively, which are updated so as to reflect the new economic conditions. For loan portfolios originated in other countries, the scenarios are weighted by different probabilities, considering regional economic aspects and conditions

The table below shows the amount of financial assets at amortized cost and at fair value through other comprehensive income, expected loss and the impacts on the calculation of expected credit loss in the adoption of 100% of each scenario:

12/31/2020					12/31/2019
		Reduction/(Increase) of					Reduction/(Increase) of
Financial Assets (1)	Expected Loss (2)	Expected Loss			Financial Assets (1)	Expected Loss (2)	Expected Loss
		Pessimistic scenario	Base scenario	Optimistic scenario			Pessimistic scenario	Base scenario	Optimistic scenario
951,343	(51,480)	(830)	491	1,416	793,610	(40,247)	(328)	13	193

(1)	Composed of Loan operations, lease operations and securities.
(2)	Comprises expected credit loss for Financial Guarantees R$ (907) (R$ (837) at 12/31/2019) and Loan Commitments R$ (3,485) (R$ (3,303) at 12/31/2019).

1.3 Classification of Stages of Credit Impairment

ITAÚ UNIBANCO HOLDING uses customers’ internal information, statistic models, days of default and quantitative analysis in order to determine the credit status of portfolio agreements.

Rules for changing stages take into account lower and higher internal limits (quantitative criteria), in addition to the relative variation in the rating since the initial recognition. Information on days of delay, used on an absolute basis, is an important factor for the classification of stages, and after a certain credit status has been defined for an agreement, it is classified in one of the three stages of credit deterioration. Based on this classification, rules for measuring expected credit loss in each stage are used, as described in Note 2.4d.

For retail and middle market portfolios, ITAÚ UNIBANCO HOLDING classifies loan agreements which are over 30 days overdue in stage 2, except payroll loans for government agency, for which the figure is 45 days, due to the dynamics of payment for transfer of the product.

For the Wholesale business portfolio, information on arrears is taken into account when allocating a rating.

Default parameters are: 90 days with no payments made
(*)
; debt restructuring; adjudication of bankruptcy; loss; and court-ordered restructuring.

(*)	For the real estate loans portfolio, the figure is 180 days with no payments made.

1.4 Maximum Exposure of Financial Assets to Credit Risk

	12/31/2020			12/31/2019
	Brazil	Abroad	Total	Brazil	Abroad	Total
Financial Assets	1,294,428	466,835	1,761,263	1,073,430	336,803	1,410,233
At Amortized Cost	861,485	324,255	1,185,740	755,773	254,871	1,010,644
Interbank deposits	17,775	37,910	55,685	10,620	23,963	34,583
Securities purchased under agreements to resell	237,528	2,415	239,943	197,157	1,271	198,428
Securities	103,146	26,658	129,804	114,046	19,073	133,119
Loan and lease operations	468,461	245,643	714,104	386,206	199,585	585,791
Other financial assets	67,425	25,830	93,255	75,968	18,784	94,752
(-) Provision for Expected Loss	(32,850)	(14,201)	(47,051)	(28,224)	(7,805)	(36,029)
At Fair Value Through Other Comprehensive Income	48,992	60,950	109,942	35,990	40,670	76,660
Securities	48,992	60,950	109,942	35,990	40,670	76,660
At Fair Value Through Profit or Loss	383,951	81,630	465,581	281,667	41,262	322,929
Securities	365,718	23,353	389,071	271,470	9,605	281,075
Derivatives	18,227	58,277	76,504	10,197	31,657	41,854
Other financial assets	6	—	6	—	—	—
Financial liabilities – provision for expected loss	3,655	737	4,392	3,581	559	4,140
Loan Commitments	3,135	350	3,485	2,909	394	3,303
Financial Guarantees	520	387	907	672	165	837
Off balance sheet	372,542	58,773	431,315	338,262	48,893	387,155
Financial Guarantees	51,830	17,103	68,933	52,663	14,057	66,720
Letters of credit to be released	41,477	—	41,477	15,013	—	15,013
Loan commitments	279,235	41,670	320,905	270,586	34,836	305,422
Mortgage loans	6,357	—	6,357	5,536	—	5,536
Overdraft accounts	126,302	—	126,302	124,449	—	124,449
Credit cards	144,386	3,859	148,245	138,014	2,823	140,837
Other pre-approved limits	2,190	37,811	40,001	2,587	32,013	34,600

Total	1,663,315	524,871	2,188,186	1,408,111	385,137	1,793,248

Amounts shown for credit risk exposure are based on gross book value and do not take into account any collateral received or other added credit improvements.

The contractual amounts of financial guarantees and letters of credit cards represent the maximum potential of credit risk in the event that a counterparty does not meet the terms of the agreement. The vast majority of loan commitments (mortgage loans, overdraft accounts and other pre-approved limits) mature without being drawn, since they are renewed monthly and can be cancelled unilaterally.

As a result, the total contractual amount does not represent our real future exposure to credit risk or the liquidity needs arising from such commitments.

1.4.1. By business sector

Loans and lease operations

	12/31/2020%		12/31/2019%
Industry and commerce	163,784	22.9	129,998	22.2
Services	172,322	24.1	126,718	21.6
Other sectors	37,565	5.3	26,693	4.6
Individuals	340,433	47.7	302,382	51.6

Total	714,104	100.0	585,791	100.0

Other financial assets
(*)

	12/31/2020%		12/31/2019%
Public sector	713,705	71.2	562,485	73.5
Services	79,788	8.0	59,193	7.7
Other sectors	67,636	6.8	45,744	6.0
Financial	139,820	14.0	98,297	12.8

Total	1,000,949	100.0	765,719	100.0

(*)
Includes Financial Assets at Fair Value through Profit and Loss, Financial Assets at Fair Value through Other Comprehensive Income and Financial Assets at Amortized Cost, except for Loan and Lease Operations and Other Financial Assets.

The exposure of Off Balance financial instruments (Financial Collaterals and Loan Commitments) is neither categorized nor managed by business sector.

1.4.2 By type and classification of credit risk

Loan and lease operations

12/31/2020
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 stages
	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total
Individuals	199,158	190,273	854	390,285	30,793	19,387	—	50,180	25,532	987	—	26,519	255,483	210,647	854	466,984
Corporate	123,665	17,670	43,602	184,937	2,793	16	595	3,404	8,063	93	2,516	10,672	134,521	17,779	46,713	199,013
Micro/Small and medium companies	96,784	50,813	5,434	153,031	15,965	3,884	440	20,289	9,206	307	131	9,644	121,955	55,004	6,005	182,964
Foreign loans - Latin America	167,601	35,960	14,498	218,059	16,692	1,414	676	18,782	17,852	101	187	18,140	202,145	37,475	15,361	254,981

Total	587,208	294,716	64,388	946,312	66,243	24,701	1,711	92,655	60,653	1,488	2,834	64,975	714,104	320,905	68,933	1,103,942

%	62.1	31.1	6.8	100.0	71.5	26.7	1.8	100.0	93.3	2.3	4.4	100.0	64.7	29.1	6.2	100.0

	12/31/2019
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 stages
	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total
Individuals	199,907	197,717	861	398,485	19,070	6,437	—	25,507	21,513	763	—	22,276	240,490	204,917	861	446,268
Corporate	91,448	16,411	44,720	152,579	911	22	200	1,133	8,430	102	3,420	11,952	100,789	16,535	48,340	165,664
Micro/Small and medium companies	77,722	50,307	4,817	132,846	7,225	2,378	38	9,641	5,786	190	46	6,022	90,733	52,875	4,901	148,509
Foreign loans - Latin America	132,812	29,842	12,087	174,741	14,714	1,166	424	16,304	6,253	87	107	6,447	153,779	31,095	12,618	197,492

Total	501,889	294,277	62,485	858,651	41,920	10,003	662	52,585	41,982	1,142	3,573	46,697	585,791	305,422	66,720	957,933

%	58.5	34.3	7.2	100.0	79.7	19.0	1.3	100.0	89.9	2.4	7.7	100.0	61.1	31.9	7.0	100.0

Internal Rating	12/31/2020				12/31/2019
	Stage 1	Stage 2	Stage 3	Total loans	Stage 1	Stage 2	Stage 3	Total loans
Low	501,463	13,172	—	514,635	420,936	4,204	—	425,140
Medium	84,193	37,249	—	121,442	80,106	17,871	—	97,977
High	1,552	15,822	—	17,374	847	19,845	—	20,692
Credit-Impaired	—	—	60,653	60,653	—	—	41,982	41,982

Total	587,208	66,243	60,653	714,104	501,889	41,920	41,982	585,791

%	82.2	9.3	8.5	100.0	85.6	7.2	7.2	100.0

Other financial assets

	12/31/2020
		Stage 1		Stage 2		Stage 3
	Fair Value	Cost	Fair Value	Cost	Fair Value	Cost	Fair Value
Investment funds	14,204	3,232	2,997	10,943	10,943	1,232	264
Government securities	483,791	479,477	483,791	—	—	—	—
Brazilian government	422,098	417,782	422,098	—	—	—	—
Other Public	—	36	—	—	—	—	—
Other countries	61,693	61,659	61,693	—	—	—	—
Argentina	1,498	1,480	1,498	—	—	—	—
United States	5,835	5,847	5,835	—	—	—	—
Mexico	10,222	10,227	10,222	—	—	—	—
Italy	130	133	130	—	—	—	—
Spain	4,844	4,847	4,844	—	—	—	—
Korea	3,947	3,951	3,947	—	—	—	—
Chile	23,195	23,183	23,195	—	—	—	—
Paraguay	2,950	3,011	2,950	—	—	—	—
Uruguay	978	964	978	—	—	—	—
Colombia	8,089	8,012	8,089	—	—	—	—
Peru	5	4	5	—	—	—	—
Corporate securities	127,757	122,695	122,326	3,485	2,738	5,873	2,693
Rural product note	5,823	5,717	5,723	38	36	115	64
Real estate receivables certificates	5,342	5,290	5,268	77	73	—	1
Bank deposit certificate	1,066	1,064	1,066	—	—	—	—
Debentures	62,723	57,963	58,365	2,402	1,779	5,462	2,579
Eurobonds and other	7,604	7,445	7,604	—	—	—	—
Financial bills	15,783	15,784	15,783	—	—	—	—
Promissory notes	7,629	7,611	7,629	—	—	—	—
Other	21,787	21,821	20,888	968	850	296	49

Total	625,752	605,404	609,114	14,428	13,681	7,105	2,957

	12/31/2019
		Stage 1		Stage 2		Stage 3
	Fair Value	Cost	Fair Value	Cost	Fair Value	Cost	Fair Value
Investment funds	8,267	8,322	8,062	—	—	955	205
Government securities	366,998	364,078	366,998	—	—	—	—
Brazilian government	327,681	324,637	327,681	—	—	—	—
Other Public	—	36	—	—	—	—	—
Other countries	39,317	39,405	39,317	—	—	—	—
Argentina	318	349	318	—	—	—	—
United States	2,977	2,979	2,977	—	—	—	—
Mexico	7,820	7,820	7,820	—	—	—	—
Italy	329	328	329	—	—	—	—
Spain	4,984	4,984	4,984	—	—	—	—
Korea	3,427	3,427	3,427	—	—	—	—
Chile	12,317	12,227	12,317	—	—	—	—
Paraguay	1,782	1,959	1,782	—	—	—	—
Uruguay	710	716	710	—	—	—	—
Colombia	4,622	4,585	4,622	—	—	—	—
Peru	8	8	8	—	—	—	—
Germany	23	23	23	—	—	—	—
Corporate securities	112,936	109,169	108,685	637	402	6,784	3,849
Rural product note	5,341	5,122	5,114	62	58	204	169
Real estate receivables certificates	7,312	7,253	7,280	10	11	20	21
Bank deposit certificate	3,217	3,217	3,217	—	—	—	—
Debentures	51,510	47,751	47,607	336	283	6,311	3,620
Eurobonds and other	5,732	5,671	5,704	29	28	—	—
Financial bills	18,514	18,517	18,514	—	—	—	—
Promissory notes	5,311	5,314	5,311	—	—	—	—
Other	15,999	16,324	15,938	200	22	249	39

Total	488,201	481,569	483,745	637	402	7,739	4,054

Other Financial Assets—Internal Classification by Level of Risk

	12/31/2020
	Financial Assets - At Amortized Cost
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss (*)	Financial Assets at fair value through other comprehensive income	Total
Low	295,334	123,553	463,168	109,942	991,997
Medium	—	4,396	2,192	—	6,588
High	294	1,855	215	—	2,364

Total	295,628	129,804	465,575	109,942	1,000,949

%	29.5	13.0	46.5	11.0	100.0

(*)	Includes Derivatives in the amount of R$ 76,504 at 12/31/2020.

	12/31/2019
	Financial Assets - At Amortized Cost
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss (*)	Financial Assets at fair value through other comprehensive income	Total
Low	233,011	127,251	321,595	76,660	758,517
Medium	—	3,721	952	—	4,673
High	—	2,147	382	—	2,529

Total	233,011	133,119	322,929	76,660	765,719

%	30.4	17.4	42.2	10.0	100.0

(*)	Includes Derivatives in the amount of R$ 41,854 at 12/31/2019.

1.4.3 Collateral for loans and lease operations

	12/31/2020				12/31/2019
	Over-collateralized assets		Under-collateralized assets		Over-collateralized assets		Under-collateralized assets
	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral
Individuals	80,907	202,819	1,746	1,621	65,921	170,045	1,997	1,867
Personal (1)	1,960	6,759	737	698	978	2,982	857	819
Vehicles (2)	21,595	44,673	999	918	17,720	37,355	1,102	1,020
Mortgage loans (3)	57,352	151,387	10	5	47,223	129,708	38	28
Micro, small and medium companies and corporates (4)	151,129	444,696	31,582	27,011	115,608	311,043	11,097	6,142
Foreign loans – Latin America (4)	161,987	309,489	15,381	9,050	123,367	222,300	7,348	2,841
Total	394,023	957,004	48,709	37,682	304,896	703,388	20,442	10,850

(1)	In general requires financial collaterals.
(2)	Vehicles themselves are pledged as collateral, as well as assets leased in lease operations.
(3)	Properties themselves are pledged as collateral.
(4)	Any collateral set forth in the credit policy of ITAÚ UNIBANCO HOLDING (chattel mortgage, surety/joint debtor, mortgage and others).

Of total loans and lease operations R$ 271,372 (R$ 260,453 at 12/31/2019), represented unsecured loans.

1.4.4 Repossessed assets

Assets received from the foreclosure of loans, including real estate, are initially recorded at the lower of: (i) the fair value of the asset less the estimated selling expenses, or (ii) the carrying amount of the loan.

Further impairment of assets is recorded as a provision, with a corresponding charge to income. The maintenance costs of these assets are expensed as incurred.

The policy for sales of these assets includes periodic auctions that are announced to the market in advance, and provides that the assets cannot be held for more than one year, as stipulated by BACEN.

Total repossessed assets in the period were R$ 224 (R$ 390 from 01/01 to 12/31/2019), mainly composed of real estate.
2. Market risk

The possibility of incurring financial losses from changes in the market value of positions held by a financial institution, including the risks of transactions subject to fluctuations in currency rates, interest rates, share prices, price indexes and commodity prices, as set forth by CMN. Price Indexes are also treated as a risk factor group.

Market risk is controlled by an area independent from the business areas, which is responsible for the daily activities of (i) risk measurement and assessment, (ii) monitoring of stress scenarios, limits and alerts, (iii) application, analysis and testing of stress scenarios, (iv) risk reporting to those responsible within the business areas, in compliance with the governance of ITAÚ UNIBANCO HOLDING, (v) monitoring of actions required to adjust positions and risk levels to make them realistic, and (vi) providing support for the safe launch of new financial products.

The market risk structure categorizes transactions as part of either the banking portfolio or the trading portfolio, in accordance with general criteria established by CMN Resolution 4,557, of February 23, 2017, and BACEN Circular 3,354, of June 27, 2007. The trading portfolio consists of all transactions involving financial instruments and commodities, including derivatives, which are held for trading. The banking portfolio is basically characterized by transactions for the banking business, and transactions related to the management of the balance sheet of the institution, where there is no intention of sale and time horizons are medium and long term.

Market risk management is based on the following metrics:

•	Value at risk (VaR): a statistical measure that estimates the expected maximum potential economic loss under normal market conditions, considering a certain time horizon and confidence level;

•
Losses in stress scenarios (Stress Test): simulation technique to assess the behavior of assets, liabilities and derivatives of a portfolio when several risk factors are taken to extreme market situations (based on prospective and historical scenarios);

•	Stop loss: metrics used to revise positions, should losses accumulated in a fixed period reach a certain level;

•	Concentration: cumulative exposure of a certain financial instrument or risk factor, calculated at market value (MtM – Mark to Market); and

•
Stressed VaR: statistical metric derived from the VaR calculation, with the purpose is of simulating higher risk in the trading portfolio, taking returns that can be seen in past scenarios of extreme volatility.

Management of interest rate risk in the Banking Book (IRRBB) is based on the following metrics:

•
Δ
EVE (Delta Economic Value of Equity): difference between the present value of the sum of repricing flows of instruments subject to IRRBB in a base scenario and the present value of the sum of repricing flows of these instruments in a scenario of shock in interest rates;

•
Δ
NII (Delta Net Interest Income): difference between the result of financial intermediation of instruments subject to IRRBB in a base scenario and the result of financial intermediation of these instruments in a scenario of shock in interest rates.

In addition, sensitivity and loss control measures are also analyzed. They include:

•	Mismatching analysis (GAPS): accumulated exposure by risk factor of cash flows expressed at market value, allocated at the maturity dates;

•	Sensitivity (DV01- Delta Variation): impact on the market value of cash flows, when submitted to an one annual basis point increase in the current interest rates or index rate;

•	Sensitivity to Sundry Risk Factors (Greeks): partial derivatives of an option portfolio in relation to the prices of underlying assets, implied volatilities, interest rates and time.

In order to operate within the defined limits, ITAÚ UNIBANCO HOLDING hedges transactions with customers and proprietary positions, including its foreign investments. Derivatives are commonly used for these hedging activities, which can be either accounting or economic hedges, both governed by the institutional polices of ITAÚ UNIBANCO HOLDING.

The structure of limits and alerts obeys the Board of Directors’ guidelines, and it is reviewed and approved on an annual basis. This structure has specific limits aimed at improving the process of monitoring and understanding risk, and at avoiding concentration. These limits are quantified by assessing the forecast balance sheet results, the size of stockholders’ equity, market liquidity, complexity and volatility, and ITAU UNIBANCO HOLDING’s appetite for risk.

The consumption of market risk limits is monitored and disclosed daily through exposure and sensitivity maps. The market risk area analyzes and controls the adherence of these exposures to limits and alerts and reports them timely to the Treasury desks and other structures foreseen in the governance.

ITAÚ UNIBANCO HOLDING uses proprietary systems to measure the consolidated market risk. The processing of these systems occurs in a high-availability access -controlled environment, which has data storage and recovery processes and an infrastructure that ensures business continuity in contingency (disaster recovery) situations.

2.1 VaR – Consolidated ITAÚ UNIBANCO HOLDING

Is calculated by Historical Simulation, i.e. the expected distribution for profits and losses (P&L) of a portfolio over time can be estimated from past behavior of returns of market risk factors for this portfolio. VaR is calculated at a confidence level of 99%, historical period of 4 years (1000 business days) and a holding period of one day. In addition, in a conservative approach, VaR is calculated daily, with and without volatility weighting, and the final VaR is the more restrictive of the values given by the two methods.

From 01/01 to 12/31/2020, the average total VaR in Historical Simulation was R$ 282 or 0.2% of total stockholders’ equity (R$ 334 from 01/01 to 12/31/2019 or 0.2% of total stockholders’ equity).

	VaR Total (Historical Simulation) (Reais million)
	12/31/2020 (*)				12/31/2019 (*)
	Average	Minimum	Maximum	Var Total	Average	Minimum	Maximum	Var Total
VaR by risk factor group	614	292	1,961	431	816	652	960	813
Interest rates
Currencies	29	9	71	24	28	11	59	11
Shares	23	9	49	30	30	14	57	29
Commodities	2	1	4	1	2	1	5	1
Effect of diversification	—	—	—	(263)	—	—	—	(576)

Total risk	282	166	763	223	334	209	472	278

(*)	VaR by Group of Risk Factors considers information from foreign units.
2.1.1 Interest rate risk

The table below shows the accounting position of financial assets and liabilities exposed to interest rate risk, distributed by maturity (remaining contractual terms). This table is not used directly to manage interest rate risks; it is mostly used to permit the assessment of mismatching between accounts and products associated thereto and to identify possible risk concentration.

	12/31/2020						12/31/2019
	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total
Financial assets	478,065	335,803	185,587	568,219	227,397	1,795,071	264,750	382,751	141,277	443,579	203,328	1,435,685
At amortized cost	406,497	251,388	121,432	314,949	125,282	1,219,548	222,026	354,893	102,649	244,862	111,666	1,036,096
Compulsory deposits in the Central Bank of Brazil	83,133	—	—	—	—	83,133	86,836	—	—	—	—	86,836
Interbank deposits	34,998	5,410	8,178	6,864	187	55,637	23,337	4,448	3,290	3,474	32	34,581
Securities purchased under agreements to resell	196,053	43,625	170	10	77	239,935	22,617	175,643	—	—	162	198,422
Securities	9,325	16,907	11,440	55,070	33,997	126,739	1,290	13,659	14,817	56,178	44,522	130,466
Loan and lease operations	82,988	185,446	101,644	253,005	91,021	714,104	87,946	161,143	84,542	185,210	66,950	585,791
At fair value through other comprehensive income	13,357	12,557	6,958	54,452	22,618	109,942	2,464	4,524	3,284	46,456	19,932	76,660
At fair value through profit and loss	58,211	71,858	57,197	198,818	79,497	465,581	40,260	23,334	35,344	152,261	71,730	322,929
Securities	40,577	63,455	48,092	178,565	58,382	389,071	33,262	15,420	32,299	137,612	62,482	281,075
Derivatives	17,634	8,403	9,099	20,253	21,115	76,504	6,998	7,914	3,045	14,649	9,248	41,854
Other financial assets	—	—	6	—	—	6	—	—	—	—	—	—
Financial liabilities	624,542	141,647	122,233	452,797	118,616	1,459,835	508,064	115,876	74,582	309,571	86,135	1,094,228
At amortized cost	607,741	134,640	109,560	426,488	101,753	1,380,182	501,401	106,763	71,460	288,584	77,991	1,046,199
Deposits	370,604	80,456	59,955	277,055	20,940	809,010	272,447	38,873	22,877	154,032	18,831	507,060
Securities sold under repurchase agreements	220,219	3,001	1,962	23,811	24,371	273,364	218,055	4,121	1,700	13,309	19,398	256,583
Interbank market funds	9,542	48,407	36,972	56,482	4,632	156,035	9,845	54,141	41,253	66,818	2,805	174,862
Institutional market funds	6,950	2,247	10,142	67,159	51,810	138,308	600	8,472	4,763	53,452	36,957	104,244
Premium bonds plans	426	529	529	1,981	—	3,465	454	1,156	867	973	—	3,450
At fair value through profit and loss	16,801	7,007	12,673	26,309	16,863	79,653	6,663	9,113	3,122	20,987	8,144	48,029
Derivatives	16,791	7,002	12,672	26,252	16,788	79,505	6,653	9,100	3,096	20,906	8,073	47,828
Structured notes	10	—	1	57	75	143	10	13	26	81	71	201
Other financial liabilities	—	5	—	—	—	5	—	—	—	—	—	—
Difference assets / liabilities (*)	(146,477)	194,156	63,354	115,422	108,781	335,236	(243,314)	266,875	66,695	134,008	117,193	341,457
Cumulative difference	(146,477)	47,679	111,033	226,455	335,236		(243,314)	23,561	90,256	224,264	341,457
Ratio of cumulative difference to total interest-bearing assets	(8.2%)	2.7%	6.2%	12.6%	18.7%		(16.9%)	1.6%	6.3%	15.6%	23.8%

(*)	The difference arises from the mismatch between the maturities of all remunerated assets and liabilities, at the respective period-end date, considering the contractually agreed terms.
2.1.2 Currency risk

The purpose of ITAÚ UNIBANCO HOLDING’s management of foreign exchange exposure is to mitigate the effects arising from variation in foreign exchange rates, which may present high- volatility periods.

The currency (or foreign exchange) risk arises from positions that are sensitive to oscillations in foreign exchange rates. These positions may be originated by financial instruments that are denominated in a currency other than the functional currency in which the balance sheet is measured or through positions in derivative instruments (for negotiation or hedge). Sensitivity to currency risk is disclosed in the table VaR Total (Historical Simulation) described in item 2.1 – VaR Consolidated – ITAÚ UNIBANCO HOLDING.

2.1.3 Share Price Risk

The exposure to share price risk is disclosed in Note 5, related to Financial Assets Through Profit or Loss - Securities, and Note 8, related to Financial Assets at Fair Value Through Other Comprehensive Income - Securities.

3. Liquidity risk

The possibility that the institution may be unable to efficiently meet its expected and unexpected obligations, both current and future, including those arising from guarantees issued, without affecting its daily operations and without incurring significant losses.

Liquidity risk is controlled by an area independent from the business area and responsible for establishing the reserve composition, estimating the cash flow and exposure to liquidity risk in different time horizons, and for monitoring the minimum limits to absorb losses in stress scenarios for each country where ITAÚ UNIBANCO HOLDING operates. All activities are subject to verification by independent validation, internal control and audit areas.

Liquidity management policies and limits are based on prospective scenarios and senior management’s guidelines. These scenarios are reviewed on a periodic basis, by analyzing the need for cash due to atypical market conditions or strategic decisions by ITAÚ UNIBANCO HOLDING.

ITAÚ UNIBANCO HOLDING manages and controls liquidity risk on a daily basis, using procedures approved in superior committees, including the adoption of liquidity minimum limits, sufficient to absorb possible cash losses in stress scenarios, measured with the use of internal and regulatory methods.

Additionally the following items for monitoring and supporting decisions are periodically prepared and submitted to senior management:

•	Different scenarios projected for changes in liquidity;

•	Contingency plans for crisis situations;

•	Reports and charts that describe the risk positions;

•	Assessment of funding costs and alternative sources of funding;

•	Monitoring of changes in funding through a constant control of sources of funding, considering the type of investor, maturities and other factors.

3.1 Primary sources of funding

ITAÚ UNIBANCO HOLDING has different sources of funding, of which a significant portion is from the retail segment. Of total customers’ funds, 37.1% or R$ 379.5 billion, are immediately available to customers. However, the historical behavior of the accumulated balance of the two largest items in this group – demand and savings deposits - is relatively consistent with the balances increasing over time and inflows exceeding outflows for monthly average amounts.

Funding from customers	12/31/2020			12/31/2019
	0-30 days	Total	%	0-30 days	Total	%
Deposits	370,604	809,010		272,447	507,060
Demand deposits	134,805	134,805	13.2	82,306	82,306	11.5
Savings deposits	179,470	179,470	17.5	144,558	144,558	20.2
Time deposits	55,778	491,234	48.0	44,855	277,166	38.8
Other	551	3,501	0.3	728	3,030	0.4
Funds from acceptances and issuance of securities (1)	1,978	136,638	13.4	4,293	143,569	20.1
Funds from own issue (2)	218	1,985	0.2	235	5,258	0.7
Subordinated debt	6,657	74,916	7.3	2	59,462	8.3

Total	379,457	1,022,549	100.0	276,977	715,349	100.0

(1)
Includes mortgage notes, guaranteed real estate credit bills, agribusiness, financial recorded in interbank markets funds and Obligations on the issue of debentures, Securities abroad and strutured operations certificates recorded in Institutional Markets Funds.

(2)	Refer to deposits received under securities repurchase agreements with securities from own issue.

3.2 Control over liquidity

ITAÚ UNIBANCO HOLDING manages its liquidity reserves based on estimates of funds that will be available for investment, assuming the continuity of business in normal conditions.

During the period of 2020, ITAÚ UNIBANCO HOLDING maintained sufficient levels of liquidity in Brazil and abroad. Liquid assets totaled R$ 323.2 billion and accounted for 85.2% of the short term redeemable obligations, 31.6% of total funding, and 23.4% of total assets.

The table below shows the indicators used by ITAÚ UNIBANCO HOLDING in the management of liquidity risk:

Liquidity indicators	12/31/2020	12/31/2019
	%	%
Net assets (1) / customers funds within 30 days (2)	85.2	62.4
Net assets (1) / total customers funds (3)	31.6	24.2
Net assets (1) / total financial assets (4)	23.4	16.6

(1)
Net assets (present value): Cash, Securities purchased under agreements to resell – Funded position and Government securities—available. Detailed in the table Non discounted future flows – Financial assets.

(2)	Table Funding from customers table (Total Funding from customers 0-30 days).
(3)	Table funding from customers (Total funding from customers).
(4)	Detailed in the table Non discounted future flows – Financial assets, total present value regards R$ 1,381,769 (R$ 1,040,865 at 12/31/2019).

Assets and liabilities according to their remaining contractual maturities, considering their undiscounted flows, are presented below:

Undiscounted future flows, except for derivatives which are fair value	12/31/2020					12/31/2019
Financial assets (1)	0 - 30	31 -365	366 - 720	Over 720 days	Total	0 - 30	31 - 365	366 - 720	Over 720 days	Total
Cash	46,224	—	—	—	46,224	30,367	—	—	—	30,367
Interbank investments	234,755	43,276	6,273	1,092	285,396	69,756	151,497	1,444	1,191	223,888
Securities purchased under agreements to resell—Collateral held (2)	44,743	—	—	—	44,743	26,797	—	—	—	26,797
Securities purchased under agreements to resell—Collateral repledge	150,474	31,561	—	—	182,035	17,871	144,234	—	—	162,105
Interbank deposits (4)	39,538	11,715	6,273	1,092	58,618	25,088	7,263	1,444	1,191	34,986
Securities	239,964	16,348	17,144	101,908	375,364	131,195	17,669	19,846	108,011	276,721
Government securities—available	226,615	393	379	5,779	233,166	111,487	300	302	4,763	116,852
Government securities—under repurchase commitments	93	3,905	6,749	15,132	25,879	7,744	6,616	12,445	25,366	52,171
Corporate securities—available	13,256	11,113	8,352	51,927	84,648	11,964	10,181	4,967	56,839	83,951
Corporate securities—under repurchase commitments	—	937	1,664	29,070	31,671	—	572	2,132	21,043	23,747
Derivative financial instruments – Net position	17,634	17,502	6,478	34,890	76,504	6,998	10,959	5,355	18,542	41,854
Swaps	4,064	2,952	5,117	33,886	46,019	107	4,039	4,464	17,848	26,458
Options	10,103	8,783	992	540	20,418	4,696	3,043	500	217	8,456
Forwards (onshore)	1,323	757	5	—	2,085	940	1,207	15	—	2,162
Other derivatives	2,144	5,010	364	464	7,982	1,255	2,670	376	477	4,778
Loans and lease operations (3)	60,896	236,173	114,523	317,492	729,084	63,401	197,090	93,203	236,982	590,676
Other financial assets	—	6	—	—	6	—	—	—	—	—

Total financial assets	599,473	313,305	144,418	455,382	1,512,578	301,717	377,215	119,848	364,726	1,163,506

(1)
The assets portfolio does not take into consideration the balance of compulsory deposits in Central Bank, amounting to R$ 90,059 (R$ 91,248 at 12/31/2019), which release of funds is linked to the maturity of the liability portfolios. The amounts of PGBL and VGBL are not considered in the assets portfolio because they are covered in Note 26.

(2)	Net of R$ 11,119 (R$ 8,544 at 12/31/2019) which securities are linked to guarantee transactions at B3 S.A. - Brasil, Bolsa, Balcão and the BACEN.
(3)	Net of payment to merchants of R$ 71,820 (R$ 69,050 at 12/31/2019) and the amount of liabilities from transactions related to credit assignments R$ 1,623 (R$ 2,451 at 12/31/2019).
(4)	Includes R$ 32,477 (R$ 18,938 at 12/31/2019) related to Compulsory Deposits with Central Banks of other countries.

Undiscounted future flows, except for derivatives which are fair value	12/31/2020					12/31/2019
Financial liabilities	0 – 30	31 – 365	366 –720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total
Deposits	369,957	145,085	36,258	344,261	895,561	266,690	69,367	20,555	211,531	568,143
Demand deposits	134,805	—	—	—	134,805	82,306	—	—	—	82,306
Savings deposits	179,470	—	—	—	179,470	144,558	—	—	—	144,558
Time deposit	53,978	143,446	36,182	343,974	577,580	37,570	68,757	20,502	211,395	338,224
Interbank deposits	1,633	1,639	76	287	3,635	2,247	610	53	136	3,046
Other deposits	71	—	—	—	71	9	—	—	—	9
Compulsory deposits	(36,337)	(16,874)	(4,412)	(32,436)	(90,059)	(38,576)	(14,067)	(4,110)	(34,495)	(91,248)
Demand deposits	(6,926)	—	—	—	(6,926)	(4,412)	—	—	—	(4,412)
Savings deposits	(22,672)	—	—	—	(22,672)	(26,234)	—	—	—	(26,234)
Time deposit	(6,739)	(16,874)	(4,412)	(32,436)	(60,461)	(7,930)	(14,067)	(4,110)	(34,495)	(60,602)
Securities sold under repurchase agreements (1)	260,846	5,024	5,183	22,591	293,644	246,499	6,509	5,218	17,585	275,811
Government securities	182,848	2,070	2,414	22,564	209,896	200,499	344	1,720	17,553	220,116
Corporate securities	22,056	2,954	2,769	27	27,806	17,978	2,810	3,498	32	24,318
Foreign	55,942	—	—	—	55,942	28,022	3,355	—	—	31,377
Funds from acceptances and issuance of securities (2)	2,391	40,463	35,189	68,573	146,616	4,335	47,697	39,505	67,435	158,972
Loans and onlending obligations (3)	11,891	64,735	6,239	6,388	89,253	6,368	65,182	6,259	7,462	85,271
Subordinated debt (4)	6,797	8,428	28,994	45,762	89,981	251	6,594	11,794	53,745	72,384
Derivative financial instruments—Net position	16,791	19,674	6,895	36,145	79,505	6,653	12,196	9,458	19,521	47,828
Swaps	7,344	3,612	5,573	35,260	51,789	326	5,218	8,349	19,034	32,927
Option	6,355	12,381	998	528	20,262	3,668	4,567	571	255	9,061
Forward (onshore)	892	13	—	—	905	753	1	—	—	754
Other derivatives	2,200	3,668	324	357	6,549	1,906	2,410	538	232	5,086
Other financial liabilities	—	5	—	—	5	—	—	—	—	—

Total financial liabilities	632,336	266,540	114,346	491,284	1,504,506	492,220	193,478	88,679	342,784	1,117,161

(1)	Includes own and third parties’ portfolios.
(2)
Includes mortgage notes, Guaranteed real estate notes, agribusiness, financial recorded in interbank market funds and Obligations on issue of debentures, Securities abroad and Structured Transactions certificates recorded in institutional markets funds.

(3)	Recorded in funds from interbank markets.
(4)	Recorded in funds from institutional markets.

	12/31/2020					12/31/2019
Off balance commitments	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total
Financial Guarantees	2,859	24,491	6,428	35,155	68,933	1,286	19,447	9,359	36,628	66,720
Commitments to be released	128,792	27,144	11,776	153,193	320,905	125,664	22,818	7,064	149,876	305,422
Letters of credit to be released	41,477	—	—	—	41,477	15,013	—	—	—	15,013
Contractual commitments—Fixed and Intangible assets (Notes 13 and 14)	—	36	—	—	36	—	273	—	—	273

Total	173,128	51,671	18,204	188,348	431,351	141,963	42,538	16,423	186,504	387,428

c) Capital Management Governance

ITAÚ UNIBANCO HOLDING is subject to the regulations of BACEN, which determines minimum capital requirements, procedures to obtain information to assess the global systemic importance of banks, fixed asset limits, loan limits and accounting practices, and requires banks to conform to the regulations based on the Basel Accord for capital adequacy. Additionally, CNSP and SUSEP issue regulations on capital requirements that affect our insurance operations and private pension and premium bonds plans.

The capital statements were prepared in accordance with BACEN’s regulatory requirements and with internationally accepted minimum requirements according to the Bank for International Settlements (BIS).

I – Composition and Capital Adequacy

The Board of Directors is the body responsible for approving the institutional capital management policy and guidelines for the capitalization level of ITAÚ UNIBANCO HOLDING. The Board is also responsible for the full approval of the ICAAP (Internal Capital Adequacy Assessment Process) report, the purpose of which is to assess the capital adequacy of ITAÚ UNIBANCO HOLDING.

The result of the last ICAAP – which was dated December 2019 – indicated that ITAÚ UNIBANCO HOLDING has, in addition to capital to cover all material risks, a significant capital surplus, thus assuring the solidity of the institution’s equity position.

In order to ensure that ITAÚ UNIBANCO HOLDING is sound and has the capital needed to support business growth, the institution maintains PR levels above the minimum level required to face risks, as demonstrated by the Common Equity, Tier I Capital and Basel ratios.

	12/31/2020	12/31/2019
Available capital (amounts)
Common Equity Tier 1	119,960	117,328
Tier 1	137,157	128,696
Total capital (PR)	151,244	140,596
Risk-weighted assets (amounts)
Total risk-weighted assets (RWA)	1,042,207	891,300
Risk-based capital ratios as a percentage of RWA
Common Equity Tier 1 ratio (%)	11.5%	13.2%
Tier 1 ratio (%)	13.2%	14.4%
Total capital ratio (%)	14.5%	15.8%
Additional CET1 buffer requirements as a percentage of RWA
Capital conservation buffer requirement (%) (*)	1.25%	2.5%
Countercyclical buffer requirement (%)	0.0%	0.0%
Bank G-SIB and/or D-SIB additional requirements (%)	1.0%	1.0%
Total of bank CET1 specific buffer requirements (%)	2.25%	3.5%

(*)
For purposes of calculating the Conservation capital buffer, BACEN Resolution 4,783 establishes, for defined periods, percentages to be applied to the RWA value with a gradual increase until April/22, when it reaches 2.5%.

The Basel Ratio reached 14.5% at 12/31/2020, 1.3 p.p. lower than at 12/31/2019, mainly due to the foreign exchange impact, the provision of interest on capital, dividends referring to fiscal year 2019, and increase in risk-weighted assets, partially diminished by net income in the period and issuance of level 1 and level 2 debts.

Additionally, ITAÚ UNIBANCO HOLDING has a surplus over the required minimum Referential Equity of R$ 67,867 (R$ 69,292 at 12/31/2019), well above the ACP of R$ 23,450 (R$ 31,195 at 12/31/2019), generously covered by available capital.

In December 2020, ITAÚ UNIBANCO HOLDING issued R$ 2.1 billion in Subordinated Financial Notes, which have a repurchase option as from 2025. These subordinated notes are subject to approval by the Central Bank of Brazil for the composition of ITAÚ UNIBANCO HOLDING´S Tier II Capital, with an estimated increase of 0.20 p.p. in its Total Capital Ratio.

The fixed assets ratio shows the commitment percentage of adjusted Referential Equity with adjusted permanent assets. ITAÚ UNIBANCO HOLDING falls within the maximum limit of 50% of adjusted PR, established by BACEN. At 12/31/2020, fixed assets ratio reached 24.0% (27.9% at 12/31/2019), showing a surplus of R$ 39,274 (R$ 31,104 at 12/31/2019).

Funds from the issuance of subordinated debt securities are considered Tier II capital for purpose of capital to risk-weighted assets ratio, as shown below. According to current legislation, the balance of subordinated debt in December 2012 was used for calculating the reference equity as of December 2020, totaling R$ 47,296.

Name of security / currency	Principal amount (original currency)	Issue	Maturity	Return p.a.	Account balance
					12/31/2020	12/31/2019
Subordinated financial bills—BRL
	—	2012	2020	111% of CDI	—	2
	—			IPCA + 6% to 6.17%	—	49
	6	2011	2021	109.25% to 110.5% of CDI	14	14
	2,307	2012	2022	IPCA + 5.15% to 5.83%	5,484	4,994
	20			IGPM + 4.63%	38	30
	2,333			Total	5,536	5,089
Subordinated euronotes—USD
	990	2010	2020	6.20%	—	4,041
	1,000	2010	2021	5.75%	5,360	4,152
	730	2011	2021	5.75% to 6.20%	3,805	2,952
	550	2012	2021	6.20%	2,858	2,218
	2,600	2012	2022	5.50% to 5.65%	13,764	10,673
	1,851	2012	2023	5.13%	9,677	7,502
	7,721			Total	35,464	31,538
Debt instruments eligible as capital—USD
	740	2019	2029	4.50%	3,865	—
	740			Total	3,865	—
Debt instruments eligible as capital—BRL
	50	2019	2028	CDI + 0.72%	52	—
	2,280		2029	CDI + 0.75%	2,379	—
	2,330			Total	2,431	—

Total					47,296	36,627

II - Risk-Weighted Assets (RWA)

For calculating minimum capital requirements, RWA must be obtained by taking the sum of the following risk exposures:

RWA = RWA
CPAD
+ RWA
MINT
+ RWA
OPAD

•	RWA CPAD = portion related to exposures to credit risk, calculated using the standardized approach;

•	RWA MINT = portion related to capital required for market risk, composed of the maximum between the internal model and 80% of the standardized model, regulated by BACEN Circular nº 3,646 and nº 3,674;

•	RWA OPAD = portion related to capital required for operational risk, calculated based on the standardized approach.

	RWA
	12/31/2020	12/31/2019
Credit Risk—standardized approach	921,934	784,730
Credit risk (excluding counterparty credit risk)	778,153	690,474
Counterparty credit risk (CCR)	45,674	31,356
Of which: standardized approach for counterparty credit risk (SA-CCR)	27,119	16,523
Of which: other CCR	18,555	14,833
Credit valuation adjustment (CVA)	5,960	3,494
Equity investments in funds—look-through approach	4,897	7,669
Equity investments in funds—mandate-based approach	623	205
Equity investments in funds—fall-back approach	716	1,133
Securitisation exposures—standardized approach	1,506	—
Amounts below the thresholds for deduction	84,405	50,399
Market Risk	27,481	25,002
Of which: standardized approach (RWA MPAD )	34,351	28,328
Of which: internal models approach (RWA MINT )	22,362	25,002
Operational Risk	92,792	81,568

Total	1,042,207	891,300

III – Recovery Plan

In response to the latest international crises, the Central Bank published Resolution No. 4,502, which requires the development of a Recovery Plan by financial institutions within Segment 1, with total exposure to GDP of more than 10%. This plan aims to reestablish adequate levels of capital and liquidity above regulatory operating limits in the face of severe systemic or idiosyncratic stress shocks. In this way, each institution could preserve its financial viability while also minimizing the impact on the National Financial System.

IV - Stress testing

The stress test is a process of simulating extreme economic and market conditions on ITAÚ UNIBANCO HOLDING’s results, liquidity and capital. The institution has been carrying out this test in order to assess its solvency in plausible scenarios of crisis, as well as to identify areas that are more susceptible to the impact of stress that may be the subject of risk mitigation.

For the purposes of the test, the economic research area estimates macroeconomic variables for each stress scenario. The elaboration of stress scenarios considers the qualitative analysis of the Brazilian and the global conjuncture, historical and hypothetical elements, short and long term risks, among other aspects, as defined in CMN Resolution 4,557.

In this process, the main potential risks to the economy are assessed based on the judgment of the bank’s team of economists, endorsed by the Chief Economist of ITAÚ UNIBANCO HOLDING and approved by the Board of Directors. Projections for the macroeconomic variables (such as GDP, basic interest rate, exchange rates and inflation) and for variables in the credit market (such as raisings, lending, rates of default, margins and charges) used are based on exogenous shocks or through use of models validated by an independent area.

Then, the stress scenarios adopted are used to influence the budgeted result and balance sheet. In addition to the scenario analysis methodology, sensitivity analysis and the Reverse Stress Test are also used.

ITAÚ UNIBANCO HOLDING uses the simulations to manage its portfolio risks, considering Brazil (segregated into wholesale and retail) and External Units, from which the risk-weighted assets and the capital and liquidity ratios are derived.

The stress test is also an integral part of the ICAAP, the main purpose of which is to assess whether, even in severely adverse situations, the institution would have adequate levels of capital and liquidity, without any impact on the development of its activities.

This information enables potential offenders to the business to be identified and provides support for the strategic decisions of the Board of Directors, the budgeting and risk management process, as well as serving as an input for the institution’s risk appetite metrics.
V – Leverage Ratio

The Leverage Ratio is defined as the ratio of Capital Tier I to Total Exposure, calculated pursuant to BACEN Circular 3,748, of February 27, 2015. The purpose of this ratio is to be a simple measure of leverage not sensitive to risk, thus it does not consider weighting or mitigation factors. According to instructions in BACEN Circular Letter 3,706, of May 5, 2015, ITAÚ UNIBANCO HOLDING has sent the Leverage Ratio monthly to BACEN, whose minimum requirement is 3%.

d) Management Risks of insurance and private pension

I – Management Structure, roles and responsibilities

In line with good domestic and international practices, ITAÚ UNIBANCO HOLDING has a risk management structure that ensures that the risks arising from insurance and pension plans products are properly monitored and reported to the appropriate bodies. The management process of insurance and pension plans risks is independent and focuses on the specific nature of each risk.

ITAÚ UNIBANCO HOLDING has committees to define the management of funds from the technical reserves for insurance and private pensions, to issue guidelines for managing these funds with the objective of achieving long term returns, and to define valuation models, risk limits and strategies on allocation of funds to specific financial assets. The members of these committees are not only executives and those directly responsible for the business management process, but also heads and coordinators of commercial and financial areas.

II – Risks of Insurance and Private Pensions

ITAÚ UNIBANCO HOLDING offers its products to customers through a bancassurance structure or direct distribution. Life, personal accident, loan and multiple peril insurance products are mainly distributed by a bancassurance operation.

Life insurance and pension plans are, in general, medium or long-term products and the main risks involved in the business may be classified as demographic, financial and behavioral.

•
Demographic risk relates to: i) a greater than expected increase in life expectancies for products with survivorship coverage (mostly pension plans); and ii) a greater than expected decrease in mortality rates for products with life coverage (mostly life insurance).

•	Financial risk: is inherent in the underwriting risk of products that offer a contractual financial guarantee, this risk being considered insurance risk.

•	Behavioral risk relates to a greater than expected increase in the rates of conversion into annuity income, resulting in increased payments of retirement benefits.

Estimated actuarial assumptions are based on the past experience of ITAÚ UNIBANCO HOLDING, on market benchmarks and on the experience of the actuaries.

a)	Effect of changes on actuarial assumptions

To measure the effects of changes in the key actuarial assumptions, sensitivity tests were conducted in the amounts of current estimates of future liability cash flows. The sensitivity analysis considers a vision of the impacts caused by changes in assumptions, which could affect the income for the period and stockholders’ equity at the balance sheet date. This type of analysis is usually conducted under the ceteris paribus
condition, in which the sensitivity of a system is measured when one variable of interest is changed and all the others remain unchanged. The results obtained are shown in the table below:

Sensitivity Test	Impact in Income and Stockholders’ Equity (1)
	12/31/2020		12/31/2019
	Private Pension	Insurance	Private Pension	Insurance
Mortality Rates
5% increase	56	2	25	—
5% decrease	(59)	(2)	(37)	(1)
Risk-free Interest Rates
0.1% increase	98	10	61	12
0.1% decrease	(100)	(11)	(63)	(12)
Conversion in Income Rates
5% increase	(9)	—	20	—
5% decrease	9	—	(21)	—
Claims
5% increase	—	(52)	—	(47)
5% decrease	—	52	—	47

(1)	Amounts net of tax effects.

b) Risk concentration

For ITAÚ UNIBANCO HOLDING, there is no product concentration in relation to insurance premiums, reducing the risk of product concentration and distribution channels.

	01/01 a 12/31/2020			01/01 a 12/31/2019			01/01 a 12/31/2018
	Insurance	Retained	Retention	Insurance	Retained	Retention	Insurance	Retained	Retention
	premiums	premium	(%)	premiums	premium	(%)	premiums	premium	(%)
Individuals
Group accident insurance	849	847	99.8	867	867	100.0	690	689	99.9
Individual accident	192	187	97.3	222	222	100.0	275	280	101.8
Credit life	624	624	100.0	948	946	99.8	881	879	99.8
Group life	956	955	99.9	948	947	99.9	934	937	100.3

III) Market, credit and liquidity risk

a) Market risk

Market risk is analyzed, in relation to insurance operations, using the following metrics and sensitivity and loss control measures: Value at Risk (VaR), Losses in Stress Scenarios (Stress Test), Sensitivity (DV01-Delta Variation) and Concentration. In the table, the sensitivity analysis (DV01 – Delta Variation) is presented in relation to insurance operations that demonstrate the impact on the market value of cash flows when submitted to a one basis point increase in the current interest rate or indexer rate and one percentage point in the share price and currency.

	12/31/2020		12/31/2019
Class	Account balance	DV01	Account balance	DV01
Government securities
National Treasury Notes (NTN-C)	7,025	(3.11)	5,495	(2.57)
National Treasury Notes (NTN-B)	5,215	(5.42)	8,675	(9.42)
National Treasury Notes (NTN-F)	134	(0.08)	—	—
National Treasury Bills (LTN)	2,098	(0.31)	—	—
Chile Government securities (BTU)	—	—	152	(0.04)
Corporate securities
Indexed to IPCA	22	(0.01)	83	(0.01)
Indexed to PRE	85	—	142	(0.01)
Indexed to CLP	—	—	79	—
Indexed to CLF	—	—	6	—
Shares	1,320	13	6	—
Post-fixed assets	2,414	—	2,297	—
Under agreements to resell	697	—	777	—

Total	19,010		17,712

b) Liquidity Risk

Liquidity risk is identified by ITAÚ UNIBANCO HOLDING as the risk of lack of liquid resources available to cover its current obligations at a given moment. For insurance operations, the liquidity risk is managed continuously by monitoring payment flows against liabilities, compared to the inflows generated by its operations and financial assets portfolio.

Financial assets are managed in order to optimize the risk-return ratio of investments, considering, on a careful basis, the characteristics of their liabilities. The risk integrated control considers the concentration limits by issuer and credit risk, sensitivities and market risk limits and control over asset liquidity risk. Thus, investments are concentrated in government and private securities with good credit quality in active and liquid markets, keeping a considerable amount invested in short-term assets, available on demand, to cover regular needs and any liquidity contingencies. Additionally, ITAÚ UNIBANCO HOLDING constantly monitors the solvency conditions of its insurance operations.

		12/31/2020			12/31/2019
Liabilities	Assets	Liabilities amounts (1)	Liabilities DU (2)	Assets DU (2)	Liabilities amounts (1)	Liabilities DU (2)	Assets DU (2)
Insurance operations	Backing asset
Unearned premiums	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	2,298	57.8	19.1	2,343	59.1	22.9
IBNR, PDR e PSL	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	838	50.9	27.2	876	49.9	29.0
Redemptions and Other Unsettled Amounts	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	16	16.3	18.3	13	7.9	22.9
Mathematical reserve for benefits to be granted and benefits granted	LFT, repurchase agreements, NTN-B, NTN-C, debentures	17	172.6	24.0	204	16.9	2.6
Financial surplus	LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures	2	204.1	18.3	2	222.4	22.9
Other provisions	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	132	7.0	96.4	250	6.9	104.5
Subtotal	Subtotal	3,303			3,688
Pension plan, VGBL and individual life operations
Related expenses	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	88	109.4	81.3	89	126.2	82.6
Unearned premiums	LFT, repurchase agreements, NTN-B, CDB and debentures	12	17.4	22.2	13	11.1	20.8
Unsettled claims	LFT, repurchase agreements, NTN-B, CDB and debentures	68	17.4	22.2	47	11.1	20.8
IBNR	LFT, repurchase agreements, NTN-B, CDB and debentures	22	17.4	22.2	22	11.1	20.8
Redemptions and Other Unsettled Amounts	LFT, repurchase agreements, NTN-B, CDB and debentures	332	17.4	22.2	318	11.1	20.8
Mathematical reserve for benefits granted	LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures	3,278	109.4	81.4	2,781	126.2	82.8
Mathematical reserve for benefits to be granted – PGBL/ VGBL	LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures (3)	205,670	166.5	56.2	204,394	180.6	57.0
Mathematical reserve for benefits to be granted – traditional	LFT, repurchase agreements, NTN-B, NTN-C, debentures	6,268	188.5	80.9	5,099	199.8	110.1
Other provisions	LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures	1,304	188.4	80.9	1,273	199.7	110.1
Financial surplus	LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures	655	188.5	80.9	610	199.8	110.1
Subtotal	Subtotal	217,697			214,646
Total technical reserves	Total backing assets	221,000			218,334

(1)	Gross amounts of Credit Rights, Deposits in Guarantee and Reinsurance.
(2)	DU = Duration in months.
(3)	Excluding PGBL / VGBL reserves allocated in variable income.

c) Credit Risk

I – Reinsurers

Reinsurance operations are controlled through an internal policy, in compliance with the provisions of the regulatory authority governing the reinsurers with which ITAÚ UNIBANCO HOLDING operates.

We present below a breakdown of the risks assigned by ITAÚ UNIBANCO HOLDING’s subsidiaries to reinsurance companies:

•
Insurance Operations
: reinsurance premiums operations are basically represented by: IRB Brasil Resseguros S.A. with 59% (86% at 12/31/2019), Mapfre Re do Brasil Companhia de Resseguros with 21% and Austral Resseguradora S.A. with 20% (1% at 12/31/2019).

•
Private Pension Operations
: related to reinsurance premiums are entirely represented by Mapfre Re do Brasil Companhia de Resseguros with 45%, Austral Resseguradora S.A. with 30% (40% at 12/31/2019), IRB Brasil Resseguros S.A. with 25% (30% at 12/31/2019) and General Reinsurance AG without
%
of interest in the current period (30% at 12/31/2019).

II – Premiums Receivable

ITAÚ UNIBANCO HOLDING considers the credit risk arising from past-due premiums immaterial, since cases with coverage payment in default may be canceled, pursuant to Brazilian regulations.

III – Risk level of financial assets

The table below shows insurance financial assets, individually evaluated, classified by rating:

	12/31/2020
	Financial Assets at Amortized Cost			Financial Assets at Fair Value Through Other Comprehensive Income
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss (*)		Total
Low	3,517	30,614	205,099	1,194	240,424
Medium	—	—	3	—	3
High	—	—	—	—	—

Total	3,517	30,614	205,102	1,194	240,427

%	1.5	12.7	85.3	0.5	100.0

(*)	Includes Derivatives in the amount of R$ 1,336.

	12/31/2019
	Financial Assets at Amortized Cost			Financial Assets at Fair Value Through Other Comprehensive Income
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss (*)		Total
Low	3,027	31,342	197,940	—	232,309
Medium	—	—	2	—	2
High	—	—	—	—	—

Total	3,027	31,342	197,942	—	232,311

%	1.3	13.5	85.2	—	100.0

(*)	Includes Derivatives in the amount of R$ 960.